Fair Value Measurements (Schedule Of Assets Measured At Fair Value On Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	¥ 7,338	¥ 8,398
Investments in affiliated companies	30,078
Cost method investments	1,289	2,416
Goodwill	227,871	13,438
Long-lived assets and other intangible assets	13,750	15,590
Real estate	1,129	810
Investments in affiliated companies	23,920
Cost method investments	3,523	4,429
Goodwill	53,294	4,719	¥ 3,464
Long-lived assets and other intangible assets	20,558	28,002
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in affiliated companies	1,703
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate	7,338	8,398
Investments in affiliated companies	28,375
Cost method investments	1,289	2,416
Goodwill	227,871	13,438
Long-lived assets and other intangible assets	¥ 13,750	¥ 15,590